Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Earnings Per Share Text Block [Abstract]
Schedule of weighted average number of shares considers the ordinary shares
	2022	2021	2020
Net income/(loss) of the year	42,540	(100,863)	(10,447)
Number of ordinary shares issued at December 31*	101,110	101,110	97,129
Weighted average basic number of ordinary shares	101,110	98,143	97,129
Assumed exercise of share equivalents	—	—	—
Weighted average diluted number of shares	101,110	98,143	97,129
Basic and diluted income/(loss) per share in the year	0.42	(1.03)	(0.11)

*	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.